Derivative liability (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)
Debt Instrument [Line Items]
Debt instrument term	2 years
Basic interest rate		4.50%				4.50%
Additional interest rate		5.50%	5.50%
Change in fair value of derivative liability (note 21)		¥ 39	$ 6		¥ 0
Net proceeds from issuance of debt		386,635	60,671	¥ 857,110	¥ 934,406
Amortization of debt		¥ 5,824	$ 914
Amortization period		2 years	2 years
Great Lion Debt
Debt Instrument [Line Items]
Principal amount	¥ 31,863						$ 5,000
Basic interest rate	11.00%						11.00%
Derivative liability, Notional amount		¥ 1,969				$ 309
Fair value of embedded derivative		1,937				304
Net proceeds from issuance of debt		31,863	$ 5,000
Debt instrument, Carrying amount		89,765				14,086
Vantage Debt
Debt Instrument [Line Items]
Principal amount	¥ 63,726						$ 10,000
Basic interest rate	22.00%						22.00%
Derivative liability, Notional amount		3,894				611
Fair value of embedded derivative		3,887				610
Net proceeds from issuance of debt		63,726	$ 10,000
Debt instrument, Carrying amount		¥ 89,726				$ 14,080